Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions
Schedule of purchase price for the transaction

Final
Synnøve Knutsen
July 1,
(U.S. Dollars in thousands)	2022
Purchase consideration (1)	$37,907
Less: Fair value of net assets acquired:
Vessels and equipment (2)	119,119
Cash	5,702
Inventories	291
Derivatives assets (liabilities)	958
Others current assets	211
Amounts due from related parties	53
Long-term debt	(87,661)
Deferred debt issuance	592
Trade accounts payable	(160)
Accrued expenses	(694)
Amounts due to related parties	(503)
Income tax payable	(1)
Subtotal	37,907
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase consideration comprises the following:

Final
Synnøve Knutsen
July 1,
(U.S. Dollars in thousands)	2022
Cash consideration paid to KNOT (from KNOP)	$31,931
Purchase price adjustments	5,937
Acquisition-related costs	39
Purchase price	$37,907
(2)	Vessel and equipment includes allocation to drydocking (in thousands) of $2,133.